UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08465

Camco Investors Fund

(Exact name of registrant as specified in charter)

30 East Main Street

Berryville, VA 22611

(Address of principal executive offices)

 (Zip code)

Dennis Connor

30 East Main Street

Berryville, VA 22611

(Name and address of agent for service)

Registrant's telephone number, including area code: 703-709-7008

Date of fiscal year end: December 31

Date of reporting period: June 30, 2010

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Camco Investors Fund

AMERICAN FINANCIAL GROUP, INC

Ticker Symbol:AFG	Cusip Number:025932104
Record Date: 3/15/2010	Meeting Date: 5/12/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF THE DIRECTORS.	For	Issuer	For	With
2	PROPOSAL TO RATIFY THE AUDIT COMMITTEE'S APPOINTMENT OF ERNST & YOUNG LLP AS THE COMPANY'S INDEPENDENT PUBLIC ACCOUNTANTS FOR 2010.	For	Issuer	For	With
3	PROPOSAL TO AMEND THE COMPANY'S 2005 STOCK INCENTIVE P;AN TO INCREASE THE SHARES AVAILABLE FOR GRANT.	For	Issuer	For	With

AUTOMATIC DATA PROCESSING INC

Ticker Symbol:ADP	Cusip Number:053105103
Record Date: 9/11/2009	Meeting Date: 11/10/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF THE DIRECTORS.	For	Issuer	For	With
2	APPOINTMENT OF DELOITTE & TOUCHE LLP.	For	Issuer	For	With

BROADRIDGE FINANCIAL SOLUTIONS INC

Ticker Symbol:BR	Cusip Number:11133T103
Record Date: 9/21/2009	Meeting Date: 11/18/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A-1I	ELECTION OF DIRECTORS.	For	Issuer	For	With
2	RATIFICATION OF THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS FOR THE FISCAL YEAR ENDING JUNE 30, 2010.	For	Issuer	For	With
3	APPROVAL OF THE AMENDMENT OF THE COMPANY'S 2007 OMNIBUS AWARD PLAN.	For	Issuer	For	With

CHESAPEAKE ENERGY CORPORATION

Ticker Symbol:CHK	Cusip Number:165167107
Record Date: 4/15/2010	Meeting Date: 6/11/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS.	For	Issuer	For	With
2	TO APPROVE AN AMENDMENT TO OUR LONG TERM INCENTIVE PLAN.	For	Issuer	For	With
3	TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2010.	For	Issuer	For	With
4	SHAREHOLDER PROPOSAL RELATING TO ANNUAL CASH BONUSES TO NAMED EXECUTIVE OFFICERS.	Against	Issuer	Against	With
5	SHAREHOLDER PROPOSAL REGARDING EXECUTIVE PARTICIPATION IN DERIVATIVE OR SPECULATIVE TRANSACTIONS INVOLVING STOCK.	Against	Issuer	Against	With
6	SHAREHOLDER PROPOSAL REQUESTING AN ADVISORY SHAREHOLDER VOTE ON EXECUTIVE COMPENSATION.	Against	Issuer	Against	With
7	SHAREHOLDER PROPOSAL REQUESTING AN ADVISORY SHAREHOLDER VOTE ON EXECUTIVE AND DIRECTOR COMPENSATION.	Against	Issuer	Against	With
8	SHAREHOLDER PROPOSAL RELATING TO HYDRAULIC FRACTURING.	Against	Issuer	Against	With
9	SHAREHOLDER PROPOSAL RELATING TO A SUSTAINABILITY REPORT.	Against	Issuer	Against	With

COMPASS MINERALS INTERNATIONAL INC

Ticker Symbol:CMP	Cusip Number:20451N101
Record Date: 3/12/2010	Meeting Date: 5/5/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF THE DIRECTORS.	For	Issuer	For	With
2	RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS THE COMPANY'S INDEPENDENT AUDITORS FOR 2010.	For	Issuer	For	With
3	RE-APPROVE CERTAIN PROVISIONS OF THE COMPANY'S 2005 INCENTIVE AWARD P;AN PURSUANT TO SECTION 162(M) OF THE INTERNAL REVENUE CODE OF 1986, AS AMENDED.	For	Issuer	For	With

COVIDIEN PLC

Ticker Symbol:COV	Cusip Number:G2554F105
Record Date: 1/13/2010	Meeting Date: 3/16/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	TO RECEIVE AND CONSIDER THE COMPANY'S IRISH STATUTORY ACCOUNTS AND THE REPORTS OF THE DIRECTORS AND AUDITORS THEREON.	For	Issuer	For	With
2A-2K	ELECTION OF DIRECTORS.	For	Issuer	For	With
3	TO APPOINT INDEPENDENT AUDITORS AND AUTHORIZE THE AUDIT COMMITTEE TO SET THE AUDITORS' REMUNERATION.	For	Issuer	For	With
4	TO AUTHORIZE THE COMPANY AND/OR ANY SUBSIDIARY OF THE COMPANY TO MAKE MARKET PURCHASES OF COMPANY SHARES.	For	Issuer	For	With

CSX CORPORATION

Ticker Symbol:CSX	Cusip Number:126408103
Record Date: 3/5/2010	Meeting Date: 5/5/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A--1K	ELECTION OF DIRECTORS.	For	Issuer	For	With
2	THE RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2010.	For	Issuer	For	With
3	THE APPROVAL OF THE 2010 CSX STOCK AND INCENTIVE AWARD PLAN.	For	Issuer	For	With

DOMINION RESOURCES, INC

Ticker Symbol:D	Cusip Number:25746U109
Record Date: 3/12/2010	Meeting Date: 5/18/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
10	ADVISORY VOTE ON EXECUTIVE COMPENSATION.	Against	Issuer	Against	With
1A--1K	ELECTION OF THE DIRECTORS.	For	Issuer	For	With
2	RATIFICATION OF APPOINTMENT OF THE INDEPENDENT AUDITORS FOR 2010.	For	Issuer	For	With
3	AMENDMENT TO ARTICLES OF INCORPORATION RELATED TO VOTING PROVISIONS.	For	Issuer	For	With
4	AMENDMENT TO BYLAWS RELATED TO VOTING PROVISIONS.	For	Issuer	For	With
5	AMENDMENT TO ARTICLES RELATED TO SETTING THE SIZE OF THE BOARD.	For	Issuer	For	With
6	AMENDMENT TO ARTICLES RELATED TO REMOVAL OF A DIRECTOR FOR CAUSE.	For	Issuer	For	With
7	AMENDMENT TO ARTICLES CLARIFYING CERTAIN SHAREHOLDER MEETING PROVISIONS.	For	Issuer	For	With
8	20% RENEWABLE ELECTRICITY ENERGY GENERATION BY 2022.	Against	Issuer	Against	With
9	REJECT P;ANS TO CONSTRUCT NORTH ANNA 3.	Against	Issuer	Against	With

EAGLE MATERIALS INC

Ticker Symbol:EXP	Cusip Number:26969P108
Record Date: 6/10/2009	Meeting Date: 8/6/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	A VOTE FOR ELECTION OF THE NOMINEES.	For	Issuer	For	With
2	PROPOSAL TO RE-APPROVE THE MATERIAL TERMS OF THE PERFORMANCE GOALS UNDER OUR INCENTIVE PLAN.	For	Issuer	For	With
3	PROPOSAL TO APPROVE AN AMENDMENT TO INCREASE THE NUMBER OF SHARES AVAILABLE FOR AWARD UNDER OUR INCENTIVE PLAN.	For	Issuer	For	With
4	PROPOSAL TO APPROVE THE EXPECTED APPOINTMENT OF ERNST & YOUNG LLP AS INEPENDENT AUDITORS FOR YEAR 2010.	For	Issuer	For	With

EXXON MOBIL CORPORATION

Ticker Symbol:XOM	Cusip Number:30231G102
Record Date: 4/6/2010	Meeting Date: 5/26/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF THE DIRECTORS.	For	Issuer	For	With
10	REPORT ON NATURAL GAS PRODUCTION.	Against	Issuer	Against	With
11	REPORT ON ENERGY TECHNOLOGY.	Against	Issuer	Against	With
12	GREENHOUSE GAS EMISSIONS GOALS.	Against	Issuer	Against	With
13	PLANNING ASSUMPTIONS.	Against	Issuer	Against	With
2	RATIFICATION OF INDEPENDENT AUDITORS.	For	Issuer	For	With
3	SPECIAL SHAREHOLDER MEETINGS.	Against	Issuer	Against	With
4	INCORPORATE IN NORTH DAKOTA.	Against	Issuer	Against	With
5	SHAREHOLDER ADVISORY VOTE ON EXECUTIVE COM	Against	Issuer	Against	With
6	AMENDMENT OF EEO POLICY.	Against	Issuer	Against	With
7	POLICY ON WATER.	Against	Issuer	Against	With
8	WETLANDS RESTORATION POLICY.	Against	Issuer	Against	With
9	REPORT ON CANADIAN OIL SANDS.	Against	Issuer	Against	With

FLEXTONICS INTERNATIONAL LTD

Ticker Symbol:FLEX	Cusip Number:Y2573F102
Record Date: 5/20/2009	Meeting Date: 7/13/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	TO AMEND CERTAIN OF THE COMPANY'S EXISTING EQUITY INCENTIVE PLANS TO ALLOW FOR A ONE-TIME STOCK OPTION EXCHANGE PROGRAM FOR EMPLOYEES OF THE COMPANY AND ITS SUBSIDIARIES, OTHER THAN THE MEMBERS OF THE COMPANY AND ITS SUBSIDIARIES, OTHER THAN THE MEMBERS OF THE COMPANY'S BOARD OF DIRECTORS, ITS EXECUTIVE OFFICERS, AND CERTAIN OTHER DESIGNATED EMPLOYEES OF THE COMPANY AND ITS SUBSIDIARIES.	For	Issuer	For	With

FLEXTRONICS INTERNATIONAL LTD

Ticker Symbol:FLEX	Cusip Number:Y2573F102
Record Date: 5/20/2009	Meeting Date: 7/13/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	TO AMEND CERTAIN OF THE EXISTING EQUITY INCENTIVE PLANS TO ALLOW FOR A ONE-TIME STOCK OPTION EXCHANGE PROGRAM FOR EMPLOYEES OF THE COMPANY AND SUBSIDIARIES, OTHER THAN THE MEMBERS OF THE COMPANY'S BOARD OF DIRECTORS, ITS EXECUTIVE OFFICERS, AND CERTAIN OTHER DESIGNATED EMPLOYEES OF THE COMPANY AND ITS SUBSIDIARIES.	For	Issuer	For	With

FLEXTRONICS INTERNATIONAL LTD

Ticker Symbol:FLEX	Cusip Number:Y2573F102
Record Date: 8/4/2009	Meeting Date: 9/22/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A--2C	RE-ELECTION OF DIRECTORS	For	Issuer	For	With
3	TO APPROVE THE REAPPOINTMENT OF DELOITTE & TOUCHE LLP AS FLEXTROINCS'S INDEPENDENT AUDITORS FOR THE 2010 FISCAL YEAR AND TO AUTHORIZE THE BOARD OF DIRECTORS TO FIX ITS REMUNERATION.	For	Issuer	For	With
4	TO APPROVE THE GENERAL AUTHORIZATION FOR THE DIRECTORS OF FLEXTRONICS TO ALLOT AND ISSUE ORDINARY SHARES.	For	Issuer	For	With
5	TO APPROVE THE RENEWAL OF HE SHARE PURCHASE MANDATE RELATING TO ACQUISITIONS BY FLEXROICS OF ITS OWN ISSUED ORDINARY SHARES.	For	Issuer	For	With
6	TO APPROVE CHANGES IN THE CASH COMPENSATION PAYABLE TO FLEXTRONICS'S NON-EMPLOYEE DIRECTORS AND ADDITIONAL CASH COMPENSATION FOR THE CHAIRMAN OF THE BOARD OF DIRECTORS.	For	Issuer	For	With

FREEPORT-MCMORAN COPPER & GOLD INC

Ticker Symbol:FCX	Cusip Number:35671D857
Record Date: 4/13/2010	Meeting Date: 6/9/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF THE DIRECTORS.	For	Issuer	For	With
2	RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.	For	Issuer	For	With
3	ADOPTION OF THE AMENDED AND RESTATED 2006 STOCK INCENTIVE PLAN.	For	Issuer	For	With
4	STOCKHOLDER PROPOSAL REGARDING THE SELECTION OF A CANDIDATE WITH ENVIRONMENTAL EXPERTISE TO BE RECOMMENDED FOR ELECTION TO COMPANY'S BOARD OF DIRECTORS.	Against	Issuer	Against	With
5	STOCKHOLDER PROPOSAL REGARDING THE ADOPTION OF A POLICY REQUIRING SENIOR EXECUTIVES TO RETAIN SHARES ACQUIRED THROUGH EQUITY COMPENSATION PROGRAMS UNTIL TWO YEARS FOLLOWING TERMINATION OF THEIR EMPLOYMENT.	Against	Issuer	Against	With

GRACO INC

Ticker Symbol:GGG	Cusip Number:384109104
Record Date: 2/22/2010	Meeting Date: 4/23/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF THE DIRECTORS.	For	Issuer	For	With
2	RATIFICATION OF APPOINTMENT OF DELOITTE & TOUCHE LLP THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.	For	Issuer	For	With
3	APPROVAL OF THE GRACO INC 2010STOVK INCENTIVE PLAN.	For	Issuer	For	With
4	SHAREHOLDER PROPOSAL TO ADOPT MAJORITY VOTING FOR THE ELECTION.	Against	Issuer	Against	With

L-3 COMMUNICATIONS HOLDINGS, INC

Ticker Symbol:LLL	Cusip Number:502424104
Record Date: 3/1/2010	Meeting Date: 4/27/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF THE DIRECTORS.	For	Issuer	For	With
2	APPROVAL OF THE L-3 COMMUNICATIONS HOLDINGS, INC. AMENDED AND RESTATED 2008 LONG TERM PERFORMANCE PLAN.	For	Issuer	For	With
3	RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.	For	Issuer	For	With

LOWE'S COMPANIES, INC

Ticker Symbol:LOW	Cusip Number:548661107
Record Date: 3/26/2010	Meeting Date: 5/28/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF THE DIRECTORS.	For	Issuer	For	With
2	TO RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.	For	Issuer	For	With
3	TO APPROVE AN AMENDMENT TO LOWE'S BYLAWS DECREASING THE PERCENTAGE OF SHARES REQUIRED TO CALL A SPECIAL MEETING OF SHAREHOLDERS.	For	Issuer	For	With
4	SHAREHOLDER PROPOSAL REGARDING REPORT ON POLITICAL SPENDING.	Against	Issuer	Against	With
5	SHAREHOLDER PROPOSAL REGARDING SEPARATING THE ROLES OF CHAIRMAN AND CEO.	Against	Issuer	Against	With

MEDTRONIC, INC.

Ticker Symbol:MDT	Cusip Number:585005106
Record Date: 6/29/2009	Meeting Date: 8/27/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	A VOTE FOR ELECTION OF THE NOMINEES.	For	Issuer	For	With
2	TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS MEDTRONIC'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.	For	Issuer	For	With
3	TO APPROVE AN AMENDMENT TO THE MEDTRONIC, INC. 2005 EMPLOYEES STOCK PURCHASE PLAN TO INCREASE THE NUMBER OF SHARES AUTHORIZED FOR ISSUANCE THEREUNDER FROM 10,000'000 TO 25,000,000.	For	Issuer	For	With
4	TO APPROVE AN AMENDMENT TO THE MEDTRONIC, INC. 2008 STOCK AWARD AND INCENTIVE PLAN TO INCREASE THE NUMBER OF SHARES AUTHORIZED FOR ISSUANCE THEREUNDER FROM 50,000,000 TO 100,000,000.	For	Issuer	For	With

MONTPELIER RE HOLDINGS LTD

Ticker Symbol:MRH	Cusip Number:G62185106
Record Date: 3/31/2010	Meeting Date: 5/19/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A--1E	ELECTION OF CLASS A OR B DIRECTORS.	For	Issuer	For	With
2A--2D	ELECTION OF THE DIRECTORS.	For	Issuer	For	With
3A--3C	TO APPROVE ADVANCE NOTICE PROVISIONS, LIMITS ON OUR BOARD SIZE AND REDUCTIONS IN SUBSIDIARY BOARD ELECTION IN OUR BY-LAWS.	For	Issuer	For	With
4	TO APPOINT PRICEWATERHOUSECOOPERS AS THE COMPANY'S INDEPENDENT AUDITOR FOR 2010. ALL AS MORE FULLY DESCRIBED IN THE PROXY STATEMENT.	For	Issuer	For	With

MYLAN INC

Ticker Symbol:MYL	Cusip Number:628530107
Record Date: 3/25/2010	Meeting Date: 5/14/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	a VOTE FOR ELECTION OF THE DIRECTORS.	For	Issuer	For	With
2	RATIFY APPOINTMENT OF DELOITTE & TOUCHE LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.	For	Issuer	For	With
3	SHAREHOLDER PROPOSAL - ADVISORY VOTE ON EXECUTIVE COMPENSATION.	Against	Issuer	Against	With
4	SHAREHOLDER PROPOSAL-RETENTION OF EXECUTIVE EQUITY.	Against	Issuer	Against	With

MYLAN INC

Ticker Symbol:MYL	Cusip Number:628530107
Record Date: 3/25/2010	Meeting Date: 5/14/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF THE DIRECTORS.	For	Issuer	For	With
2	RATIFY APPOINTMENT OF DELOITTE & TOUCH LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.	For	Issuer	For	With
3	SHAREHOLDER PROPOSAL - ADVISORY VOTE ON EXECUTIVE COMPENSATION.	Against	Issuer	Against	With
4	SHAREHOLDER PROPOSAL - RETENTION OF EXECUTIVE EQUITY COMPENSATION.	Against	Issuer	Against	With

NATIONAL OILWELL VARCO INC

Ticker Symbol:NOV	Cusip Number:637071101
Record Date: 3/23/2010	Meeting Date: 5/12/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A--1C	ELECTION OF THE DIRECTORS.	For	Issuer	For	With
2	RATIFICATION OF INDEPENDENT AUDITORS.	For	Issuer	For	With

PAYCHEX INC

Ticker Symbol:PAYX	Cusip Number:704326107
Record Date: 8/14/2009	Meeting Date: 10/13/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A-1G	ELECTION OF DIRECTORS.	For	Issuer	For	With
2	RATIFICATION OF THE AUDIT COMMITTEE'S SELECTION OF ERNST & YOUNG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.	For	Issuer	For	With

SANDRIDGE ENERGY INC

Ticker Symbol:SD	Cusip Number:80007P307
Record Date: 4/7/2010	Meeting Date: 6/4/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF THE DIRECTORS.	For	Issuer	For	With
2	RATIFY THE SELECTION OF PROCEWATERHOUSECOOPERS LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2010.	For	Issuer	For	With

SANDRIDGE ENERGY, INC

Ticker Symbol:SD	Cusip Number:80007P307
Record Date: 5/5/2010	Meeting Date: 6/8/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	TO APPROVE THE ISSUANCE OF SHARES OF SANDRIDGE ENERGY, INC. COMMON STOCK IN CONNECTION WITH THE MERGER OF STEEL SUBSIDIARY CORPORATION, A WHOLLY OWNED SUBSIDIARY OF SANDRIDGE, WITH AND INTO ARENA RESOURCES, INC. PURSUANT TO THE AGREEMENT AND P;AN OF MERGER, AMONG SANDRIDGE,STEEL SUBSIDIARY CORPORATION ADN ARENA RESOURCES, INC.	For	Issuer	For	With
2	PROPOSAL TO AMEND THE CERTIFICATE OF INCORPORATION OF SANDRIDGE TO INCREASE THE NUMBER OF AUTHORIZED SHARES OF SANDRIDGE CAPITAL STOCK.	For	Issuer	For	With

SAUL CENTERS, INC

Ticker Symbol:BFS	Cusip Number:804395101
Record Date: 3/12/2010	Meeting Date: 5/7/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF THE DIRECTORS.	For	Issuer	For	With
2	RATIFICATION OF APPOINTMENT OF ERNST & YOUNG LLP AS THE COMPANY'S INDEPENDENT REGISTERED ACCOUNTING FIRM FOR 2010.	For	Issuer	For	With
3	TO TRANSACT SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE MEETING OR ANY ADJOURNMENT OR ADJOURNMENTS THEREOF.	For	Issuer	For	With

SEALED AIR CORPORATION

Ticker Symbol:SEE	Cusip Number:81211K100
Record Date: 3/22/2010	Meeting Date: 5/19/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
11	RATIFICATION OF THE APPOINTMENT OF KPMG LLP AS THE INDEPENDENT AUDITOR FOR THE YEAR ENDING DECEMBER 31, 2010.	For	Issuer	For	With
1--10	ELECTION OF THE DIRECTORS.	For	Issuer	For	With

SLILICON IMAGE, INC

Ticker Symbol:SIMG	Cusip Number:82705T102
Record Date: 3/26/2010	Meeting Date: 5/19/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF THE DIRECTORS.	For	Issuer	For	With
2	VOTE TO AMEND OUR 2008 EQUITY INCENTIVE P;AN TO INCREASE THE NUMBER OF SHARES AVAILABLE FOR ISSUANCE HEREUNDER.	For	Issuer	For	With
3	VOTE TO APPROVE AN OFFER TO EXCHANGE STOCK OPTIONS HELD BY CERTAIN OF OUR EMPLOYEES FOR A LESSER NUMBER OF RESTRICTED STOCK UNITS AND TO APPROVE A ADDITIONAL AMENDMENT TO OUR 2008 EQUITY INCENTIVE P;AN TO INCREASE THE NUMBER OF SHARES AVAILABLE FOR ISSUANCE THEREUNDER.	For	Issuer	For	With
4	TO RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS OUR INPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2010.	For	Issuer	For	With

SYSCO CORPORATION

Ticker Symbol:SYY	Cusip Number:871829107
Record Date: 9/21/2009	Meeting Date: 11/18/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A--1D	ELECTION OF DIRECTORS.	For	Issuer	For	With
2	TO APPROVE THE 2009 NON-EMPLOYEE DIRECTORS STOCK PLAN.	For	Issuer	For	With
3	TO AUTHORIZE AMENDMENTS TO SYSCO'S 2007 STOCK INCNETIVE PLAN, AS AMENDED.	For	Issuer	For	With
4	TO APPROVE THE MATERIAL TERMS OF, AND THE PAYMENT OF COMPENSATION TO CERTAIN EXECUTIVE OFFICERS PURSUANT TO, THE 2009 MANAGEMENT INCENTIVE P;AN, SO THAT THE DEDUCTIBILITY OF SUCH COMPENSATION WILL NOT BE LIMITED BY SECTION 162(M) OF THE INTERNAL REVENUE CODE.	For	Issuer	For	With
5	TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS SYSCO'S INDEPENDENT ACCOUNTANTS FOR FISCAL 2010.	For	Issuer	For	With
6	TO CONSIDER AND APPROVE AN ADVISORY PROPOSAL RELATING TO THE COMPANY'S EXECUTIVE COMPENSATION PHILOSOPHY, POLICIES AND PROCEDURES.	For	Issuer	For	With
7	TO CONSIDER A STOCKHOLDER PROPOSAL, IF PRESENTED AT THE MEETING, REQUESTING THAT THE BOARD OF DIRECTORS ADOPT CERTAIN PRINCIPLES FOR HEALTH CARE REFORM.	For	Issuer	For	With

TEREX CORPORATION

Ticker Symbol:TEX	Cusip Number:880779103
Record Date: 3/17/2010	Meeting Date: 5/13/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF THE DIRECTORS.	For	Issuer	For	With
2	TO RATIFY THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE COMPANY FOR 2010.	For	Issuer	For	With

TRINITY INDUSTRIES, INC

Ticker Symbol:TRN	Cusip Number:896522109
Record Date: 3/19/2010	Meeting Date: 5/5/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	A VOTE FOR ELECTION OF THE DIRECTORS.	For	Issuer	For	With
2	TO APPROVE THE AMENDED AND RESTATED TRINITY INDUSTRIES,INC. 2004 STOCK OPTION AND INCENTIVE PLAN.	For	Issuer	For	With
3	TO APPROVE THE RATIFICATION OF ERNST & YOUNG LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL YEAR ENDING DECEMBER 21, 2010.	For	Issuer	For	With

TYCO ELECTRONICS LTD

Ticker Symbol:TEL	Cusip Number:H8912P106
Record Date: 8/24/2009	Meeting Date: 10/8/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	TO APPROVE PAYMENT OF A DISTRIBUTION TO SHAREHOLDERS THROUGH A REDUCTION OF THE PAR VALUE OF OUR SHARES.	For	Issuer	For	With
2	TO APPROVE ANY ADJOURNMENTS OR POSTPONEMENTS OF THE EXTRAORDINARY GENERAL MEETING.	For	Issuer	For	With

TYCO ELECTRONICS LTD.

Ticker Symbol:TEL	Cusip Number:H8912P106
Record Date: 1/21/2010	Meeting Date: 3/10/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1.1 - 1.11	ELECTION OF PIERRE BRONDEAU, RAM CHARAN, JUERGEN GROMER, ROBERT HERMANDEZ, THOMAS LYNCH, DANIEL PHELAN, FREDERIC POSES, LAWRENCE SMITH, PAULA SNEED, DAVID SEEINER AND JOHN VAN SCOTER.	For	Issuer	For	With
2.1	TO APPROVE THE 2009 ANNUAL REPORT OF TYCO ELECTRONICS LTD.	For	Issuer	For	With
2.2	TO APPROVE THE STATUTORY FINANCIAL STATEMENTS OF TYCO ELECTRONICS LTD FOR THE PERIOD ENDED SEPTEMBER 25, 2009.	For	Issuer	For	With
2.3	TO APPROVE THE CONSOLIDATED FINANCIAL STATEMENTS OF TYCO ELECTRONICS LTD FOR THE FISCAL YEAR ENDED SEPTEMBER 25, 2009.	For	Issuer	For	With
3	TO APPROVE THE EPUIVALENT OF A DIVIDEND PAYMENT IN THE FORM OF A DISTRIBUTION TO SHAREHOLDERS ...	For	Issuer	For	With
4	TO RELEASE THE MEMBERS OF THE BOARD OF DIRECTORS AND EXECUTIVE OFFICERS OF TYCO ELECTRONICS FOR ACTIVITIES DURING FISCAL YEAR 20069.	For	Issuer	For	With
5	TO APPROVE AN INCREASE IN THE NUMBER OF SHARES....	For	Issuer	For	With
6.1	TO ELECT DELOITTE & TOUCHE LLP AS TYCO ELECTRONICS' INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL YEAR 2010.	For	Issuer	For	With
6.2	TO ELEDT DELOITTE AG, ZURICH, SWITZERLAND, AS TYCO ELECTRONICS' SWISS REGISTERED AUDITOR UNTIL THE NEXT ANNUAL GENERAL MEETING OF TYCO ELECTRONICS.	For	Issuer	For	With
6.3	TO ELECT PRICEWATERHOUSECOOPERS AG, ZURICH, SWITZERLAND AS SPECIAL AUDITOR UNTIL THE NEXT ...	For	Issuer	For	With
7	TO APPROVE ANY ADJOURNMENTS OR POSTPONEMENTS OF THE ANNUAL GENERAL MEETING.	For	Issuer	For	With

TYCO INTERNATIONAL LTD.

Ticker Symbol:TYC	Cusip Number:H89128104
Record Date: 1/11/2010	Meeting Date: 3/10/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	TO APPROVE THE ANNUAL REPORT, THE PARENT COMPANY FINANCIAL STATEMENTS OF TYCO INTERNATIONAL LTD AND CONSOLIDATED FINANCIAL STATEMENTS FOR FISCAL YEAR ENDED SEPTEMBER25, 2009	For	Issuer	For	With
2	TO DISCHARGE THE BOARD OF DIRECTORS FROM LIABILITY FOR THE FINANCIAL YEAR ENDED SEPTEMBER 25, 2009	For	Issuer	For	With
4A	TO ELECT DELOITTE AG AS STATUTORY AUDITORS UNTIL OUR NEXT ANNUAL GENERAL MEETING.	For	Issuer	For	With
4B	TO RATIFY APPOINTMENT OF DELOITTE & TOUCHE LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR PURPOSES OF UNITED STATES SECURITIES LAW REPORTING FOR THE YEAR ENDING SEPTEMBER 24, 2O10.	For	Issuer	For	With
4C	TO ELECT PROCEWATERHOUSCOOPERS AG AS SPECIAL AUDITORS UNTIL OUR NEXT ANNUAL GENERAL MEETING.	For	Issuer	For	With
5A	TO APPROVE THE ALLOCATION OF FISCAL YEAR 2009 RESULTS.	For	Issuer	For	With
5B	TO APPROVE THE PAYMENT OF A DIVIDEND IN THE FORM OF A CAPITAL REDUCTION, SUCH PAYMENT TO BE MADE IN FOUR QUARTERLY INSTALLMENTS AT SUCH TIMES DURING THE PERIOD THROUGH THE NEXT ANNUAL GENERAL MEETING AS SHALL BE DETERMINED BY THE BOARD.	For	Issuer	For	With
6	AMENDMENT TO OUR ARTICLES OF ASSOCIATION TO PROVIDE FOR PLURALITY VOTING IN THE EVENT THAT NUMBER OF CANDIDATES THAT RE NOMINATED FOR ELECTION EXCEEDS NUMBER OF POSITIONS AVAILABLE.	For	Issuer	For	With
7	TO CONSIDER AND ACT ON SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE MEETING OR ANY ADJOURNMENT THEREOF.	For	Issuer	For	With

WEATHERFORD INTERNATIONAL LTD.

Ticker Symbol:WFT	Cusip Number:H27013103
Record Date: 5/5/2010	Meeting Date: 6/23/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	APPROVAL OF THE 2009 ANNUAL REPORT, THE CONSOLIDATED FINANCIAL STATEMENTS OF WEATHERFORD INTERNATIONAL LTD. FOR THE YEAR ENDED DECEMBER 31, 2009.	For	Issuer	For	With
2	DISCHARGE OF THE BOARD OF DIRECTORS AND EXECUTIVE OFFICERS FROM LIABILITY FOR ACTIONS DURING THE YEAR ENDED DECEMBER 31, 2009.	For	Issuer	For	With
3A--3J	ELECTION OF THE DIRECTORS.	For	Issuer	For	With
4	APPOINTMENT OF ERNST & YOUNG LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR YEAR ENDING DEC. 31, 2010 AND THE RE-ELECTION OF ERNST & YOUNG LTD. ZURICH AS STATUTORY AUDITOR FOR YER ENDING DEC. 31, 2010.	For	Issuer	For	With
5	APPROVAL OF THE RECLASSIFICATION OF CHF 4/5 MILLION OF LEGAL RESERVES TO OTHER RESERVES.	For	Issuer	For	With
6	APPROVAL OF AN AMENDMENT TO THE ARTICLES OF ASSOCIATION TO EXTEND THE COMPANY'S AUTHORIZED SHARE CAPITAL TO JUNE 23, 2012 AND TO INCREASE ISSUABLE AUTHORIZED CAPITAL TO AN AMOUNT EQUAL TO 50% OF STATED CAPITAL AS OF MAY 5, 2010.	For	Issuer	For	With
7	APPROVAL OF AN AMENDMENT TO THE ARTICLES OF ASSOCIATION TO INCREASE THE AMOUNT OF CONDITIONAL CAPITAL TO 50% OF STATED CAPITAL AS OF MAY 5, 2010. AND TO SPECIFY IN THE ARTICLES OF ASSOCIATION THE AMOUNT OF CONDITIONAL SHARE CAPITAL THAT MAY BE ALLOCATED TO EACH CATEGORY OF BENEFICIARY PROVIDED FOR IN THE ARTICLES.	For	Issuer	For	With
8	APPROVAL OF THE WEATHERFORD INTERNATIONAL LTD. 2010 OMNIBUS INCENTIVE PLAN.	For	Issuer	For	With

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Camco Investors Fund

By Dennis Connor

* Dennis Connor

President

By Paul Berghaus

* Paul Berghaus

Treasurer

Date: August 9, 2010

*Print the name and title of each signing officer under his or her signature.